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Institutional | Vanguard Developed Markets Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional - Vanguard Developed Markets Index Fund	Institutional Shares	Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional - Vanguard Developed Markets Index Fund	Institutional Shares	Institutional Plus Shares
Management Fees	0.04%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.01%	none	[1]
Total Annual Fund Operating Expenses	0.05%	0.04%
[1]	0.00%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional - Vanguard Developed Markets Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	5	16	28	64
Institutional Plus Shares	4	13	23	51

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3873 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Principal Risks

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.
  Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Significant investments in Japan and the United Kingdom (U.K.) subject the Index and the Fund to proportionately higher exposure to Japanese and U.K. country risk.
  Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
  Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Spliced Developed ex US Index reflects the performance of the MSCI EAFE Index through May 28, 2013; the FTSE Developed ex North America Index through December 20, 2015; the FTSE Developed All Cap ex US Transition Index through May 31, 2016; and the FTSE Developed All Cap ex US Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Developed Markets Index Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	17.65%	September 30, 2010
Lowest	-20.02%	September 30, 2011

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Institutional - Vanguard Developed Markets Index Fund	1 Year	5 Years	10 Years
Institutional Shares	22.14%	6.20%	5.77%
Institutional Shares | Return After Taxes on Distributions	21.24%	5.43%	5.14%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	13.71%	4.75%	4.60%
FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses)	22.34%	5.92%	5.77%
FTSE Developed ex North America Index (reflects no deduction for fees or expenses)	21.74%	6.06%	5.78%
Spliced Developed ex US Index (reflects no deduction for fees or expenses)	22.34%	6.08%	5.70%
FTSE Developed All Cap ex US Fair Value Index (reflects no deduction for fees or expenses)	22.05%	6.02%	5.76%

Average Annual Total Returns - Institutional - Vanguard Developed Markets Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Plus Shares	22.07%	6.20%	4.11%	Apr. 01, 2014
FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses)	22.34%	5.92%	4.04%	Apr. 01, 2014
FTSE Developed ex North America Index (reflects no deduction for fees or expenses)	21.74%	6.06%	4.17%	Apr. 01, 2014
Spliced Developed ex US Index (reflects no deduction for fees or expenses)	22.34%	6.08%	4.18%	Apr. 01, 2014
FTSE Developed All Cap ex US Fair Value Index (reflects no deduction for fees or expenses)	22.05%	6.02%	3.97%	Apr. 01, 2014

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.